Summary of significant accounting policies - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	$ 96,488	$ 96,154
China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	16,145	47,300
Singapore
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	54,003	38,402
Overseas
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	4,408	1,062
RMB | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	13,946	10,098
RMB | Singapore
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	6	7
US dollar | United States
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	21,932	9,390
US dollar | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	2,144	37,170
US dollar | Singapore
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	51,027	37,105
SGD | Singapore
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	2,970	1,290
Other Currency | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	$ 55	$ 32